Current Assets - Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Current Assets - Trade and Other Receivables [Abstract]
Schedule of current assets - trade and other receivables
	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Trade receivables	203,737	338,859	138,409
Other receivables	624,614	356,682	424,331

	828,351	695,541	562,740